COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Capital commitments [abstract]
Schedule of Aircraft Acquisition	Through contracts with manufacturers and lessors, the Company committed to acquiring certain aircraft, as follows:

	December 31,
Description	2025	2024

Lessors	9	17
Manufacturers	52	94
	61	111

Schedule of Financial Disbursements of Contractual Commitments
The amounts shown below are brought to present value using the weighted discount rate for lease operations, equivalent to 18.4% (15.8% on December 31, 2024) and do not necessarily represent a cash outflow, as the Company is evaluating the acquisition of financing to meet these commitments.

	December 31,
Description	2025	2024

2025	—	1,960,910
2026	1,297,521	2,517,365
2027	978,011	5,910,751
2028	836,170	5,284,514
2029	2,344,423	3,691,292
After 2029	5,419,765	1,088,322
	10,875,890	20,453,154

Schedule of Letters of Credit
The letters of credit outstanding for the following purposes:

	December 31,
	2025		2024
Description	R$	US$	R$	US$

Security deposits and maintenance reserves	50,816	9,235	2,379,135	384,209
Bank guarantees	—	—	7,005	—
	50,816	9,235	2,386,140	384,209